REVENUES - BY TYPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 82,732	$ 81,436
Other revenue	13,192	11,333
Revenue	95,924	92,769
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,229	4,793
Other revenue	4,990	4,162
Revenue	10,219	8,955
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenue	309	166
Revenue	309	166
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,878	4,959
Other revenue	432	239
Revenue	5,310	5,198
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	16,899	13,925
Other revenue	1,335	735
Revenue	18,234	14,660
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	52,570	54,541
Other revenue	3,113	2,792
Revenue	55,683	57,333
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,156	3,218
Other revenue	3,013	3,239
Revenue	$ 6,169	$ 6,457